SCHEDULE OF CONTRACT REVENUES AND CONTRACT COSTS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Total Contract Revenues	$ 6,825,879	$ 4,169,931	$ 4,135,059
Total Contract Costs	4,385,279	3,384,227	3,275,299
Low Voltage Electrical System [Member]
Disaggregation of Revenue [Line Items]
Total Contract Revenues	3,832,334	1,028,162	2,628,625
Total Contract Costs	3,309,315	898,100	2,235,698
MVAC Systems [Member]
Disaggregation of Revenue [Line Items]
Total Contract Revenues	328,373	502,556	299,985
Total Contract Costs	240,158	462,400	262,322
Outfitting [Member]
Disaggregation of Revenue [Line Items]
Total Contract Revenues	2,594,828	1,998,726	1,103,692
Total Contract Costs	794,573	1,562,551	701,688
Water Supply And Sewage Disposal System Installation [Member]
Disaggregation of Revenue [Line Items]
Total Contract Revenues	20,822	288,480	71,516
Total Contract Costs	8,504	205,693	52,320
Fire Safety System [Member]
Disaggregation of Revenue [Line Items]
Total Contract Revenues	49,522	352,007	31,241
Total Contract Costs	$ 32,729	$ 255,483	$ 23,271